Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value measurement
December 31, 2024	Balance at Fair value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Short-term investments – available-for-sale investments	2,803	2,803	-	-